RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 517,842	€ 573,632	€ 526,831
Total research and development costs	775,572	768,104	707,385
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 257,730	€ 194,472	€ 180,554